Employee Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Components of net periodic benefit cost
Service cost	$ 119	$ 93	$ 80
Interest cost	169	155	152
Expected return on plan assets	(207)	(215)	(215)
Prior service (credit) cost and transition (asset) obligation amortization	(9)	(12)	(6)
Actuarial (gain) loss amortization	125	64	49
Net periodic benefit cost	197	85	60
Net actuarial gain (loss) arising during the year	(474)	(203)	230
Net actuarial loss (gain) amortized during the year	125	64	49
Net prior service credit (cost) arising during the year	0		35
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(9)	(12)	(6)
Total recognized in other comprehensive income (loss)	(358)	(151)	308
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	(555)	(236)	248
Other Postretirement Benefit Plans, Defined Benefit [Member]
Components of net periodic benefit cost
Service cost	4	7	6
Interest cost	9	11	11
Expected return on plan assets	(5)	(5)	(5)
Prior service (credit) cost and transition (asset) obligation amortization	0
Actuarial (gain) loss amortization	(6)	(5)	(7)
Net periodic benefit cost	2	8	5
Net actuarial gain (loss) arising during the year	10	6	(11)
Net actuarial loss (gain) amortized during the year	(6)	(5)	(7)
Net prior service credit (cost) arising during the year	0
Net prior service cost (credit) and transition obligation (asset) amortized during the year	0
Total recognized in other comprehensive income (loss)	4	1	(18)
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	$ 2	$ (7)	$ (23)